Stock-Based Compensation - Summary of stock option activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Number of options
Number of options, beginning balance	3,873,888		189,269
Number of options, granted	1,626,478		4,785,939
Number of options, Exercised	(23,841)
Number of options, Forfeited	(11,738)		(719,051)
Number of options, Cancelled	(226,233)		(382,269)
Number of options, ending balance	5,238,554	3,873,888	3,873,888	189,269
Number of options, Exercisable	819,601	306,735	306,735
Weighted- Average Exercise Price
Weighted average exercise price, beginning balance	$ 8.33		$ 4.12
Weighted average exercise price, granted	19.57		8.30
Weighted average exercise price, exercised (in dollars per share)	2.64
Weighted average exercise price, forfeited	8.43		7.23
Weighted average exercise price, canceled	7.86		7.86
Weighted average exercise price, ending balance	11.87	$ 8.33	8.33	$ 4.12
Weighted average exercise price, exercisable	$ 7.79	$ 7.31	$ 7.31
Remaining contractual term	9 years 1 month 24 days	9 years 4 months 13 days	9 years 4 months 12 days	9 years 7 months 20 days
Remaining contractual term, exercisable	8 years 11 months 19 days		9 years 2 months 1 day
Aggregate Intrinsic Value, beginning balance	$ 65,514	$ 28,029	$ 28,029	$ 707
Aggregate intrinsic value, exercisable	13,569	2,532	2,532
Aggregate Intrinsic Value, beginning balance	$ 65,514	$ 28,029	$ 28,029	$ 707